Significant Accounting Policies and Practices (Details) - Schedule of Derivative Liabilities - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Inputs, Level 1 [Member]
Significant Accounting Policies and Practices (Details) - Schedule of Derivative Liabilities [Line Items]
Derivative liabilities beginning balance
Addition
Extinguishment
Conversion to Note payable - related party
Changes in fair value
Derivative liabilities ending balance
Fair Value, Inputs, Level 2 [Member]
Significant Accounting Policies and Practices (Details) - Schedule of Derivative Liabilities [Line Items]
Derivative liabilities beginning balance
Addition
Extinguishment
Conversion to Note payable - related party
Changes in fair value
Derivative liabilities ending balance
Fair Value, Inputs, Level 3 [Member]
Significant Accounting Policies and Practices (Details) - Schedule of Derivative Liabilities [Line Items]
Derivative liabilities beginning balance			42,231
Addition		100,532	417,241
Extinguishment	$ (72,114)	(96,803)	(431,458)
Conversion to Note payable - related party			(1,124,301)
Changes in fair value		(3,729)	1,096,287
Derivative liabilities ending balance